Summary of Assumptions Used to Estimate Fair Value of Warrants (Details) - Scienture Inc [Member]	Dec. 31, 2023	Dec. 31, 2022
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input, warrant	0
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input, warrant	0.7052
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input, warrant	0.0450
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected life of warrants	5 years